Current Tax Assets and Liabilities - Summary of Current Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Tax Receivables [Abstract]
Advance income tax payments	$ 12,401,976	$ 13,518,958
Credit for adsorbed tax profits	67,222,361	67,222,361
Tax credit for training expenses	596,162	374,138
Total	80,220,499	81,115,457
Current Tax Payables [Abstract]
Income tax	189,070,151	160,107,212
Total	$ 189,070,151	$ 160,107,212